Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–55.93%
Advertising–0.51%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$11,225,000	$12,573,797
Lamar Media Corp.,
3.75%, 02/15/2028(b)	8,306,000	8,082,776
4.00%, 02/15/2030(b)	2,817,000	2,720,166
		23,376,739
Aerospace & Defense–0.25%
Boeing Co. (The),
5.15%, 05/01/2030	7,353,000	7,866,799
5.71%, 05/01/2040	2,547,000	2,796,236
L3Harris Technologies, Inc., 3.85%, 12/15/2026	600,000	673,562
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	332,919
		11,669,516
Airlines–1.84%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	3,941,660	2,534,543
Series 2017-2, Class B, 3.70%, 10/15/2025	4,682,215	2,902,777
Series 2017-2, Class A, 3.60%, 10/15/2029	6,272,604	4,557,520
Series 2019-1, Class AA, 3.15%, 02/15/2032	4,674,896	4,203,299
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)(c)	8,219,000	1,350,998
British Airways Pass Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	5,669,000	4,396,960
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	1,829,000	1,591,013
Series 2020-1, Class AA, 2.00%, 06/10/2028	10,087,000	9,308,663
Delta Air Lines, Inc.,
2.60%, 12/04/2020	8,050,000	8,006,269
3.63%, 03/15/2022	580,000	528,385
3.80%, 04/19/2023	4,094,000	3,640,758
2.90%, 10/28/2024	7,480,000	6,076,207
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	14,200,008	8,591,005
Southwest Airlines Co.,
4.75%, 05/04/2023	4,984,000	5,055,518
5.25%, 05/04/2025	2,941,000	2,982,259
2.63%, 02/10/2030	7,177,000	5,980,871
United Airlines Pass Through Trust,
Series 2019-2, Class B, 3.50%, 05/01/2028	5,974,000	3,887,070
Series 2018-1, Class AA, 3.50%, 03/01/2030	9,899,413	9,022,033
		84,616,148
	Principal Amount	Value
Alternative Carriers–0.09%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	$4,271,000	$4,272,388
Apparel Retail–1.06%
L Brands, Inc., 5.63%, 02/15/2022	2,188,000	2,138,168
Ross Stores, Inc.,
4.60%, 04/15/2025	11,837,000	13,219,445
4.70%, 04/15/2027	10,617,000	12,009,549
4.80%, 04/15/2030	4,163,000	4,844,551
5.45%, 04/15/2050	13,345,000	16,675,056
		48,886,769
Asset Management & Custody Banks–0.85%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	7,741,000	8,327,138
Apollo Management Holdings L.P.,
4.00%, 05/30/2024(b)	5,103,000	5,363,422
4.95%, 01/14/2050(b)(d)	14,193,000	12,757,763
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)(e)	9,480,000	9,776,250
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	2,578,000	2,915,358
		39,139,931
Automobile Manufacturers–2.47%
Ford Motor Co.,
8.50%, 04/21/2023	6,054,000	6,301,911
9.00%, 04/22/2025	2,994,000	3,158,670
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	10,989,000	10,920,319
3.81%, 10/12/2021	8,681,000	8,485,677
5.60%, 01/07/2022	6,197,000	6,212,492
3.09%, 01/09/2023	6,107,000	5,800,123
5.58%, 03/18/2024	7,878,000	7,865,789
General Motors Co., 4.88%, 10/02/2023	370,000	383,198
General Motors Financial Co., Inc., 2.17% (3 mo. USD LIBOR + 0.85%), 04/09/2021(d)	6,385,000	6,218,854
Hyundai Capital America,
2.38%, 02/10/2023(b)	3,058,000	3,022,771
5.75%, 04/06/2023(b)	10,367,000	11,039,754
4.30%, 02/01/2024(b)	5,277,000	5,403,952
5.88%, 04/07/2025(b)	10,605,000	11,589,565
Toyota Motor Credit Corp.,
3.00%, 04/01/2025	10,574,000	11,506,610
2.15%, 02/13/2030	6,634,000	6,740,856
Volkswagen Group of America Finance LLC (Germany),
1.37%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	7,881,000	7,759,168
3.35%, 05/13/2025(b)	249,000	259,711
3.20%, 09/26/2026(b)	613,000	632,380
		113,301,800

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Automotive Retail–0.38%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(b)	$12,289,000	$12,576,411
AutoZone, Inc., 3.63%, 04/15/2025	4,363,000	4,796,852
		17,373,263
Biotechnology–1.04%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	19,522,000	20,168,251
2.60%, 11/21/2024(b)	19,664,000	20,679,605
Amgen, Inc., 3.15%, 02/21/2040	6,374,000	6,702,339
		47,550,195
Brewers–0.37%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	485,000	538,179
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
3.50%, 06/01/2030	4,309,000	4,738,579
4.35%, 06/01/2040	4,994,000	5,593,912
4.50%, 06/01/2050	5,494,000	6,165,921
		17,036,591
Broadcasting–0.18%
Discovery Communications LLC, 5.20%, 09/20/2047	365,000	409,042
Fox Corp., 3.50%, 04/08/2030	2,535,000	2,732,339
ViacomCBS, Inc.,
3.50%, 01/15/2025	275,000	285,065
4.95%, 05/19/2050	4,673,000	4,749,920
		8,176,366
Building Products–0.70%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	14,341,000	14,394,408
2.49%, 02/15/2027(b)	5,797,000	5,631,193
2.72%, 02/15/2030(b)	12,198,000	11,654,995
Owens Corning, 4.20%, 12/01/2024	500,000	528,622
		32,209,218
Cable & Satellite–0.55%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	265,000	282,429
4.91%, 07/23/2025	260,000	297,945
Comcast Corp.,
3.95%, 10/15/2025	4,069,000	4,666,955
4.60%, 10/15/2038	5,297,000	6,592,113
3.40%, 07/15/2046	500,000	548,706
2.80%, 01/15/2051	7,777,000	7,691,309
Cox Communications, Inc., 3.35%, 09/15/2026(b)	2,438,000	2,646,197
DISH DBS Corp., 5.88%, 11/15/2024	290,000	287,070
	Principal Amount	Value
Cable & Satellite–(continued)
Globo Comunicacao e Participacoes S.A. (Brazil),
5.13%, 03/31/2027(b)	$267,000	$246,591
4.88%, 01/22/2030(b)	2,475,000	2,136,395
		25,395,710
Casinos & Gaming–0.00%
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	200,000	199,521
Commodity Chemicals–0.11%
Alpek S.A.B. de C.V. (Mexico),
4.50%, 11/20/2022	300,000	307,793
4.25%, 09/18/2029(b)	4,689,000	4,596,087
		4,903,880
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Cayman Islands), 0.00%, 06/05/2034(b)(f)	150,000	102,750
Rutas 2 and 7 Finance Ltd., 0.00%, 09/30/2036(b)(f)	240,000	152,471
		255,221
Construction Machinery & Heavy Trucks–0.18%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	4,358,000	4,292,630
Caterpillar, Inc., 3.25%, 04/09/2050	3,250,000	3,591,463
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	236,000	247,805
		8,131,898
Consumer Finance–0.24%
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	3,063,000	2,835,189
6.63%, 03/15/2026	5,071,000	4,792,095
Discover Bank, 3.45%, 07/27/2026	335,000	344,411
Synchrony Financial, 4.50%, 07/23/2025	670,000	675,771
Unifin Financiera S.A.B. de C.V. (Mexico), 7.38%, 02/12/2026(b)	3,013,000	2,406,092
		11,053,558
Copper–0.45%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	8,563,000	8,711,268
4.13%, 03/01/2028	5,785,000	5,634,966
4.25%, 03/01/2030	5,785,000	5,620,504
5.40%, 11/14/2034	385,000	382,268
Southern Copper Corp. (Peru), 7.50%, 07/27/2035	200,000	268,264
		20,617,270
Data Processing & Outsourced Services–0.35%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	4,135,000	3,712,506
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc.,
2.65%, 10/01/2026	$6,837,000	$7,439,352
2.85%, 10/01/2029	4,738,000	5,130,464
		16,282,322
Department Stores–0.15%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	192,684
Kohl’s Corp., 9.50%, 05/15/2025	6,312,000	6,716,260
		6,908,944
Distillers & Vintners–0.32%
Constellation Brands, Inc.,
1.09%, (3 mo. USD LIBOR + 0.70%), 11/15/2021(d)	5,132,000	5,100,213
4.65%, 11/15/2028	700,000	814,671
2.88%, 05/01/2030	92,000	95,581
3.75%, 05/01/2050	8,581,000	8,881,984
		14,892,449
Diversified Banks–6.91%
ABN AMRO Bank N.V. (Netherlands), 2.45%, 06/04/2020(b)	6,244,000	6,243,931
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	21,143,867
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)(e)	5,347,000	5,922,952
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	390,928
Banco del Estado de Chile (Chile),
4.13%, 10/07/2020	300,000	300,967
2.70%, 01/09/2025(b)	6,310,000	6,384,931
Banco do Brasil S.A. (Brazil), 8.50%(d)(e)	5,349,000	5,425,517
Bank of America Corp.,
4.20%, 08/26/2024	4,194,000	4,630,677
2.59%, 04/29/2031(d)	6,495,000	6,690,409
Bank of Nova Scotia (The) (Canada), 4.90%(d)(e)	11,124,000	11,012,760
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	600,000	646,352
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	1,385,000	1,475,226
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(d)	600,000	658,043
Citigroup, Inc.,
5.50%, 09/13/2025	5,313,000	6,221,812
3.11%, 04/08/2026(d)	8,798,000	9,279,351
4.45%, 09/29/2027	8,647,000	9,625,165
4.41%, 03/31/2031(d)	7,392,000	8,530,922
2.57%, (SOFR + 2.11%), 06/03/2031(d)	14,246,000	14,251,931
Series Q, 5.95%(d)(e)	1,480,000	1,383,800
Series T, 6.25%(d)(e)	6,669,000	7,108,054
Series U, 5.00%(d)(e)	17,572,000	16,462,767
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022	300,000	304,248
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022	200,000	204,319
	Principal Amount	Value
Diversified Banks–(continued)
Export-Import Bank of India (India), 3.38%, 08/05/2026	$200,000	$206,195
Federation des caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	10,681,000	10,851,898
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	7,642,000	7,810,124
HSBC Holdings PLC (United Kingdom),
1.39%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	2,854,000	2,820,256
4.38%, 11/23/2026	570,000	625,432
6.00%(d)(e)	8,421,000	8,185,928
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022	500,000	504,867
ING Bank N.V. (Netherlands), 2.75%, 03/22/2021(b)	5,088,000	5,182,075
JPMorgan Chase & Co.,
2.30%, 08/15/2021	8,152,000	8,178,924
1.93%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	12,714,000	12,513,830
2.08%, 04/22/2026(d)	11,500,000	11,782,172
3.63%, 12/01/2027	4,596,000	5,022,562
3.78%, 02/01/2028(d)	650,000	719,010
2.52%, 04/22/2031(d)	9,378,000	9,597,985
2.96%, (SOFR + 2.52%), 05/13/2031(d)	7,760,000	8,006,088
3.11%, 04/22/2041(d)	7,154,000	7,459,360
Series W, 1.39% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	11,797,000	7,685,097
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(d)(e)	5,470,000	4,877,845
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	551,479
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	200,953
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(d)	200,000	205,000
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	3,742,000	3,718,237
4.13%, 07/15/2023(b)	7,507,000	7,605,003
Societe Generale S.A. (France), 7.38%(b)(d)(e)	2,988,000	3,014,982
Standard Chartered PLC (United Kingdom),
2.10%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(d)	7,942,000	7,903,164
2.29%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	3,722,000	3,680,556
7.75%(b)(d)(e)	5,720,000	5,901,553
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	10,586,000	11,277,031
Wells Fargo & Co.,
2.19%, 04/30/2026(d)	3,392,000	3,440,897
3.07%, 04/30/2041(d)	4,825,000	4,847,632
5.38%, 11/02/2043	6,737,000	8,644,207
		317,319,271
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Capital Markets–0.37%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(d)	$6,486,000	$7,214,192
7.50%(b)(d)(e)	305,000	329,221
5.10%(b)(d)(e)	4,989,000	4,621,061
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	725,000	788,326
UBS AG (Switzerland), 4.88%, 08/04/2020	3,987,000	4,016,729
		16,969,529
Diversified Chemicals–0.07%
CNAC (HK) Finbridge Co. Ltd. (China), 3.00%, 07/19/2020	300,000	300,319
Dow Chemical Co. (The), 4.55%, 11/30/2025	500,000	559,287
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	1,940,000	1,944,419
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	210,331
4.50%, 10/10/2028(b)	200,000	221,055
		3,235,411
Diversified Metals & Mining–0.92%
Anglo American Capital PLC (South Africa),
5.38%, 04/01/2025(b)	10,498,000	11,541,189
5.63%, 04/01/2030(b)	8,437,000	9,719,239
Corp. Nacional del Cobre de Chile (Chile),
3.63%, 08/01/2027(b)	200,000	213,203
3.15%, 01/14/2030(b)	7,755,000	8,009,558
3.70%, 01/30/2050(b)	200,000	199,016
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	192,799
Minmetals Bounteous Finance (BVI) Ltd. (China), 3.50%, 07/30/2020	300,000	300,569
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	295,000	326,674
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	7,382,000	7,647,319
6.25%, 07/15/2041	4,000,000	4,041,927
		42,191,493
Diversified REITs–0.37%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	8,353,000	7,902,523
4.87%, 01/15/2030(b)	10,275,000	8,923,272
6.39%, 01/15/2050(b)	200,000	184,341
		17,010,136
Diversified Support Services–0.10%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	4,760,000	4,513,075
Drug Retail–0.30%
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	14,391,000	13,932,479
	Principal Amount	Value
Education Services–0.06%
Northwestern University, 2.64%, 12/01/2050	$2,810,000	$2,852,494
Electric Utilities–0.66%
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	186,388
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025	200,000	211,322
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,752,374
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	669,539
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	221,659
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	200,000	197,312
Entergy Corp., 3.75%, 06/15/2050	4,098,000	4,477,165
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	218,670
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	218,372
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	217,727
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022	200,000	208,522
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	2,672,000	2,862,581
PT Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028	200,000	222,719
3.38%, 02/05/2030(b)	200,000	194,625
Southern Co. (The),
Series A, 3.70%, 04/30/2030	5,135,000	5,880,707
Series B, 5.50%, 03/15/2057(d)	3,868,000	3,922,475
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	200,000	218,626
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027	400,000	347,576
		30,228,359
Electronic Components–1.11%
Corning, Inc., 5.45%, 11/15/2079	44,192,000	50,761,902
Electronic Manufacturing Services–0.01%
Jabil, Inc., 3.95%, 01/12/2028	280,000	289,859
Fertilizers & Agricultural Chemicals–0.01%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	305,383
Financial Exchanges & Data–0.20%
Moody’s Corp.,
4.88%, 02/15/2024	700,000	786,761
3.25%, 05/20/2050	2,757,000	2,954,857
MSCI, Inc., 3.88%, 02/15/2031(b)	5,389,000	5,537,844
		9,279,462
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Food Distributors–0.18%
Mars, Inc., 2.70%, 04/01/2025(b)	$7,881,000	$8,479,834
Food Retail–0.03%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	1,286,000	1,296,706
Footwear–0.19%
NIKE, Inc.,
3.25%, 03/27/2040	3,730,000	4,169,100
3.38%, 03/27/2050	4,008,000	4,647,359
		8,816,459
Forest Products–0.30%
Georgia-Pacific LLC,
1.75%, 09/30/2025(b)	6,559,000	6,704,258
2.10%, 04/30/2027(b)	6,917,000	7,044,695
		13,748,953
General Merchandise Stores–0.01%
Dollar Tree, Inc., 4.00%, 05/15/2025	500,000	551,748
Gold–0.14%
Newmont Corp., 2.25%, 10/01/2030	6,285,000	6,247,179
Health Care Equipment–0.36%
Becton Dickinson and Co.,
2.82%, 05/20/2030	438,000	466,051
3.79%, 05/20/2050	6,527,000	7,352,084
Teleflex, Inc., 4.63%, 11/15/2027	385,000	402,396
Zimmer Biomet Holdings, Inc., 1.80% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	8,322,000	8,253,853
		16,474,384
Health Care Facilities–0.02%
HCA, Inc., 5.50%, 06/15/2047	800,000	959,801
Health Care REITs–0.22%
Diversified Healthcare Trust, 6.75%, 12/15/2021	1,942,000	1,888,915
Healthpeak Properties, Inc., 4.25%, 11/15/2023	1,972,000	2,073,874
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	321,576
Welltower, Inc., 3.10%, 01/15/2030	5,847,000	5,592,705
		9,877,070
Health Care Services–0.73%
Cigna Corp.,
3.40%, 09/17/2021	8,569,000	8,870,583
2.11%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(d)	8,045,000	7,947,671
4.13%, 11/15/2025	600,000	684,457
CVS Health Corp.,
4.10%, 03/25/2025	920,000	1,029,286
3.75%, 04/01/2030	2,753,000	3,087,390
4.13%, 04/01/2040	7,422,000	8,591,603
4.25%, 04/01/2050	2,474,000	2,913,414
	Principal Amount	Value
Health Care Services–(continued)
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	$450,000	$537,955
		33,662,359
Home Improvement Retail–0.53%
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	675,000	764,346
4.50%, 04/15/2030	7,391,000	8,909,080
5.00%, 04/15/2040	7,376,000	9,446,578
5.13%, 04/15/2050	3,688,000	4,985,908
		24,105,912
Homebuilding–1.13%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	19,035,000	18,127,887
6.00%, 01/15/2043	21,036,000	22,344,860
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	3,900,000	3,597,146
NVR, Inc., 3.00%, 05/15/2030	7,893,000	7,999,359
		52,069,252
Hotel & Resort REITs–0.05%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	601,105
Service Properties Trust, 4.95%, 02/15/2027	2,078,000	1,681,263
		2,282,368
Hotels, Resorts & Cruise Lines–0.26%
Carnival Corp., 11.50%, 04/01/2023(b)	6,973,000	7,442,583
Marriott International, Inc., 4.63%, 06/15/2030	4,203,000	4,309,550
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	585,000	395,653
		12,147,786
Independent Power Producers & Energy Traders–0.01%
AES Gener S.A. (Chile), 7.13%, 03/26/2079(b)(d)	200,000	201,571
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	211,721
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	219,000
		632,292
Industrial Conglomerates–0.31%
CITIC Ltd. (China), 3.13%, 02/28/2022	200,000	204,018
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	10,518,000	10,524,886
Honeywell International, Inc., 1.35%, 06/01/2025	3,288,000	3,357,631
		14,086,535
Industrial REITs–0.12%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	4,941,000	4,368,165
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Industrial REITs–(continued)
Prologis L.P., 2.13%, 04/15/2027	$1,234,000	$1,278,154
		5,646,319
Integrated Oil & Gas–2.05%
Ecopetrol S.A. (Colombia),
6.88%, 04/29/2030	12,885,000	14,740,440
5.88%, 05/28/2045	100,000	104,430
Exxon Mobil Corp.,
1.57%, 04/15/2023	11,499,000	11,816,007
2.99%, 03/19/2025	8,088,000	8,863,911
Gazprom PJSC Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	350,000	389,364
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	16,848,000	16,595,280
2.60%, 08/13/2021	6,889,000	6,668,552
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	407,460
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	275,118
6.49%, 01/23/2027(b)	55,000	48,417
6.50%, 01/23/2029	94,000	80,742
6.84%, 01/23/2030(b)	39,000	33,621
7.69%, 01/23/2050(b)	32,000	26,583
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	7,213,000	7,363,403
2.88%, 04/16/2024(b)	22,639,000	23,477,238
3.50%, 04/16/2029(b)	200,000	212,638
4.25%, 04/16/2039(b)	201,000	218,950
Total Capital International S.A. (France), 3.13%, 05/29/2050	2,882,000	2,920,277
		94,242,431
Integrated Telecommunication Services–0.80%
AT&T, Inc.,
3.40%, 05/15/2025	280,000	302,234
5.25%, 03/01/2037	360,000	440,804
5.35%, 12/15/2043	245,000	299,123
4.75%, 05/15/2046	3,820,000	4,467,439
5.15%, 11/15/2046	24,990,000	30,587,145
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	81,109
Verizon Communications, Inc., 5.25%, 03/16/2037	350,000	472,086
		36,649,940
Interactive Media & Services–1.14%
Baidu, Inc. (China),
3.08%, 04/07/2025	2,680,000	2,795,946
3.43%, 04/07/2030	1,650,000	1,753,034
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	195,903
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	9,817,000	7,827,487
Match Group, Inc.,
4.63%, 06/01/2028(b)	3,465,000	3,577,613
5.63%, 02/15/2029(b)	7,642,000	8,092,419
	Principal Amount	Value
Interactive Media & Services–(continued)
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	$5,274,000	$5,459,552
1.81%, 01/26/2026(b)	3,471,000	3,492,734
2.39%, 06/03/2030(b)	7,984,000	7,983,876
3.24%, 06/03/2050(b)	2,207,000	2,203,999
3.29%, 06/03/2060(b)	2,253,000	2,261,854
Twitter, Inc., 3.88%, 12/15/2027(b)	6,850,000	6,845,719
		52,490,136
Internet & Direct Marketing Retail–0.38%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	5,425,000	6,518,682
4.40%, 12/06/2057	5,440,000	6,860,919
QVC, Inc.,
4.45%, 02/15/2025	380,000	363,850
4.75%, 02/15/2027	3,628,000	3,473,810
5.45%, 08/15/2034	180,000	152,550
		17,369,811
Internet Services & Infrastructure–0.02%
Leidos, Inc., 2.95%, 05/15/2023(b)	823,000	856,052
Investment Banking & Brokerage–1.82%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	1,553,000	1,607,046
Charles Schwab Corp. (The), Series G, 5.38%(d)(e)	13,230,000	13,924,575
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	7,648,000	8,222,766
3.75%, 05/22/2025	5,153,000	5,617,577
3.27%, (3 mo. USD LIBOR + 1.20%), 09/29/2025(d)	6,553,000	6,942,716
Series P, 5.00%(d)(e)	7,805,000	7,147,835
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	337,053
MDGH - GMTN B.V. (United Arab Emirates), 2.88%, 11/07/2029(b)	200,000	208,085
Morgan Stanley,
5.50%, 07/28/2021	3,712,000	3,910,766
2.19%, 04/28/2026(d)	5,843,000	6,009,659
4.35%, 09/08/2026	4,688,000	5,294,221
2.70%, 01/22/2031(d)	8,940,000	9,222,413
3.62%, 04/01/2031(d)	7,338,000	8,164,659
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	2,293,000	2,326,095
Raymond James Financial, Inc.,
4.65%, 04/01/2030	3,657,000	4,214,636
4.95%, 07/15/2046	295,000	341,404
		83,491,506
Life & Health Insurance–1.81%
AIG Global Funding, 2.70%, 12/15/2021(b)	5,386,000	5,527,890
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	6,651,000	6,600,509
Athene Global Funding, 2.50%, 01/14/2025(b)	6,808,000	6,661,925
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Athene Holding Ltd.,
4.13%, 01/12/2028	$12,405,000	$12,038,170
6.15%, 04/03/2030	9,288,000	10,170,808
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,036,000	5,335,870
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	50,000	52,920
4.40%, 10/15/2029(b)	21,298,000	19,087,944
MetLife, Inc.,
Series C, 5.25%(d)(e)	6,797,000	6,096,059
Series D, 5.88%(d)(e)	200,000	208,163
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	6,221,000	6,107,283
Prudential Financial, Inc., 5.63%, 06/15/2043(d)	5,088,000	5,276,409
		83,163,950
Marine–0.00%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(b)	200,000	193,521
Marine Ports & Services–0.08%
Adani Abbot Point Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	3,999,000	3,415,995
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037	200,000	234,957
		3,650,952
Movies & Entertainment–0.11%
Netflix, Inc., 5.38%, 11/15/2029(b)	4,403,000	4,897,941
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	252,792
		5,150,733
Multi-line Insurance–0.99%
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	597,696
American International Group, Inc., 3.40%, 06/30/2030	11,287,000	11,868,737
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	7,123,000	7,172,924
4.63%, 04/29/2030(b)	15,290,000	15,354,446
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	3,864,000	3,911,267
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	5,097,000	6,649,440
		45,554,510
Multi-Utilities–0.54%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	232,400
CenterPoint Energy, Inc., Series A, 6.13%(d)(e)	10,275,000	9,766,952
CMS Energy Corp., 4.75%, 06/01/2050(d)	3,832,000	3,925,637
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	6,206,000	6,805,546
	Principal Amount	Value
Multi-Utilities–(continued)
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	$3,646,000	$3,903,704
		24,634,239
Office REITs–0.22%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	4,111,000	4,460,798
Boston Properties L.P., 3.25%, 01/30/2031	4,927,000	5,170,870
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	332,505
Office Properties Income Trust, 4.50%, 02/01/2025	330,000	304,092
		10,268,265
Office Services & Supplies–0.00%
Pitney Bowes, Inc., 5.70%, 04/01/2023	143,000	109,559
Oil & Gas Exploration & Production–0.17%
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023	200,000	218,355
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	433,602
Concho Resources, Inc., 4.38%, 01/15/2025	565,000	580,694
Continental Resources, Inc., 5.00%, 09/15/2022	4,781,000	4,569,202
Diamondback Energy, Inc., 4.75%, 05/31/2025	103,000	107,937
Dolphin Energy Ltd. LLC (United Arab Emirates), 5.50%, 12/15/2021	600,000	627,129
Gran Tierra Energy, Inc. (Canada), 7.75%, 05/23/2027(b)	200,000	51,002
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023	200,000	208,992
3.10%, 08/25/2030(b)	200,000	198,726
Sinopec Group Overseas Development 2018 Ltd. (China),
2.50%, 08/08/2024(b)	200,000	205,946
2.95%, 08/08/2029(b)	200,000	209,567
3.68%, 08/08/2049(b)	200,000	218,448
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026	200,000	202,117
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(b)	100,000	88,000
		7,919,717
Oil & Gas Refining & Marketing–0.46%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	256,302
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	4,220,000	4,229,769
Petronas Capital Ltd. (Malaysia),
3.50%, 04/21/2030(b)	4,900,000	5,390,907
4.55%, 04/21/2050(b)	6,310,000	7,696,368
4.80%, 04/21/2060(b)	2,705,000	3,547,248
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	$200,000	$169,495
		21,290,089
Oil & Gas Storage & Transportation–2.67%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	220,245
Energy Transfer Operating L.P.,
2.90%, 05/15/2025	2,724,000	2,723,192
4.75%, 01/15/2026	815,000	869,687
Enterprise Products Operating LLC,
2.80%, 01/31/2030	5,572,000	5,796,310
3.70%, 01/31/2051	3,050,000	3,096,162
Series D, 4.88%, 08/16/2077(d)	4,429,000	3,884,211
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	803,431
Kinder Morgan, Inc.,
7.80%, 08/01/2031	2,114,000	2,821,874
7.75%, 01/15/2032	7,162,000	9,602,191
MPLX L.P.,
1.90%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(d)	12,406,000	12,009,008
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	8,972,000	8,474,975
4.00%, 03/15/2028	560,000	577,243
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	5,984,000	7,188,676
ONEOK, Inc.,
5.85%, 01/15/2026	3,764,000	4,164,113
6.35%, 01/15/2031	11,963,000	13,535,885
Plains All American Pipeline L.P., Series B, 6.13%(d)(e)	8,358,000	6,002,339
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030(b)	3,006,000	3,296,775
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 05/01/2023	6,388,000	6,436,581
Western Midstream Operating L.P.,
2.16%, (3 mo. USD LIBOR + 0.85%), 01/13/2023(d)	2,771,000	2,425,257
3.10%, 02/01/2025	4,251,000	3,977,321
Williams Cos, Inc. (The), 3.50%, 11/15/2030	7,880,000	8,270,480
Williams Cos., Inc. (The), 4.13%, 11/15/2020	16,212,000	16,257,017
		122,432,973
Other Diversified Financial Services–0.29%
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	213,242
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	3,221,000	3,833,058
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	6,886,000	8,184,555
Fondo MIVIVIENDA S.A. (Peru), 3.50%, 01/31/2023	300,000	307,471
Huarong Finance II Co. Ltd. (China), 2.88%(d)(e)	200,000	197,502
	Principal Amount	Value
Other Diversified Financial Services–(continued)
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(f)	$221,122	$203,985
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), 0.00%, 12/05/2022(b)(f)	380,473	358,510
		13,298,323
Packaged Foods & Meats–0.20%
Hershey Co. (The), 3.13%, 11/15/2049	5,823,000	6,376,753
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	375,195
Mondelez International, Inc., 2.13%, 04/13/2023	2,071,000	2,140,646
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	252,616
		9,145,210
Paper Packaging–0.14%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	5,797,000	5,902,071
International Paper Co., 5.00%, 09/15/2035	400,000	466,918
		6,368,989
Paper Products–0.15%
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029	6,475,000	6,844,464
7.00%, 03/16/2047(b)	205,000	222,969
		7,067,433
Pharmaceuticals–0.79%
Bayer US Finance II LLC (Germany),
1.75%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	7,282,000	7,094,644
3.88%, 12/15/2023(b)	7,259,000	7,836,730
Bristol-Myers Squibb Co., 2.90%, 07/26/2024(b)	19,629,000	21,215,073
		36,146,447
Precious Metals & Minerals–0.01%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	214,286
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 4.20%, 12/15/2046	310,000	381,064
WR Berkley Corp., 4.00%, 05/12/2050	5,586,000	5,806,574
		6,187,638
Railroads–0.07%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035	300,000	337,289
Union Pacific Corp., 2.15%, 02/05/2027	2,866,000	3,016,588
		3,353,877
Regional Banks–1.36%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023	150,000	154,897
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Citizens Bank N.A., 2.25%, 04/28/2025	$6,228,000	$6,361,866
Citizens Financial Group, Inc., 3.25%, 04/30/2030	3,644,000	3,752,202
Comerica, Inc., 5.63%(d)(e)	3,549,000	3,538,353
Fifth Third Bancorp, 2.55%, 05/05/2027	4,951,000	5,145,057
Huntington Bancshares, Inc., Series F, 5.63%(d)(e)	11,249,000	11,333,368
KeyCorp, 2.25%, 04/06/2027	10,245,000	10,264,452
Synovus Financial Corp., 3.13%, 11/01/2022	4,584,000	4,616,065
Truist Bank,
1.50%, 03/10/2025	2,880,000	2,944,055
2.25%, 03/11/2030	2,819,000	2,788,986
Truist Financial Corp., Series P, 4.95%(d)(e)	6,829,000	6,905,826
Zions Bancorporation N.A., 3.25%, 10/29/2029	4,732,000	4,513,607
		62,318,734
Reinsurance–0.01%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	310,000	327,151
Renewable Electricity–0.00%
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	191,505	193,959
Residential REITs–0.36%
Camden Property Trust, 2.80%, 05/15/2030	3,232,000	3,372,098
Spirit Realty L.P.,
4.00%, 07/15/2029	4,039,000	3,667,262
3.40%, 01/15/2030	11,175,000	9,615,008
		16,654,368
Restaurants–0.10%
Starbucks Corp., 3.50%, 11/15/2050	4,668,000	4,784,556
Retail REITs–0.18%
Realty Income Corp., 3.25%, 01/15/2031	3,609,000	3,696,701
Regency Centers L.P., 4.13%, 03/15/2028	4,245,000	4,450,213
		8,146,914
Semiconductor Equipment–0.10%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	136,068
4.00%, 03/15/2029	500,000	583,535
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	3,908,000	4,077,225
		4,796,828
Semiconductors–1.83%
Analog Devices, Inc.,
3.13%, 12/05/2023	480,000	512,407
2.95%, 04/01/2025	3,165,000	3,378,690
	Principal Amount	Value
Semiconductors–(continued)
Broadcom, Inc.,
4.70%, 04/15/2025(b)	$16,760,000	$18,403,058
5.00%, 04/15/2030(b)	10,105,000	11,194,108
4.30%, 11/15/2032(b)	10,208,000	10,814,524
Micron Technology, Inc.,
4.98%, 02/06/2026	4,884,000	5,490,372
4.19%, 02/15/2027	14,471,000	16,016,152
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	12,354,000	12,958,393
4.63%, 06/01/2023(b)	4,729,000	5,102,107
		83,869,811
Soft Drinks–1.24%
Coca-Cola Co. (The),
2.50%, 06/01/2040	22,038,000	22,207,435
2.60%, 06/01/2050	8,674,000	8,565,128
2.75%, 06/01/2060	5,946,000	5,831,226
Embotelladora Andina S.A. (Chile), 3.95%, 01/21/2050(b)	175,000	171,283
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	14,150,000	14,370,705
PepsiCo, Inc., 2.75%, 03/19/2030	5,374,000	5,945,497
		57,091,274
Sovereign Debt–1.62%
Abu Dhabi Government International Bond (United Arab Emirates),
2.50%, 04/16/2025(b)	5,345,000	5,576,171
3.13%, 04/16/2030(b)	7,725,000	8,331,103
4.13%, 10/11/2047	200,000	236,595
3.88%, 04/16/2050(b)	5,725,000	6,547,969
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	362,950
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	201,000
Bermuda Government International Bond (Bermuda), 3.72%, 01/25/2027	200,000	211,500
Chile Government International Bond (Chile), 3.50%, 01/25/2050	235,000	253,213
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	300,000	318,318
3.00%, 01/30/2030	200,000	200,175
Dominican Republic International Bond (Dominican Republic), 6.40%, 06/05/2049(b)	250,000	226,878
Ecuador Social Bond S.a.r.l. (Luxembourg), 0.00%, 01/30/2035(b)(f)	200,000	78,200
Egypt Government International Bond (Egypt), 6.20%, 03/01/2024(b)	200,000	204,501
El Salvador Government International Bond (El Salvador), 7.12%, 01/20/2050(b)	415,000	319,031
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Ghana Government International Bond (Ghana),
6.38%, 02/11/2027(b)	$200,000	$179,500
7.88%, 02/11/2035(b)	200,000	172,500
Guatemala Government Bond (Guatemala),
4.90%, 06/01/2030(b)	200,000	211,212
6.13%, 06/01/2050(b)	400,000	449,718
Hong Kong Government International Bond (Hong Kong), 2.50%, 05/28/2024(b)	200,000	211,166
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	232,097
3.85%, 10/15/2030	6,225,000	6,895,844
5.25%, 01/08/2047	200,000	247,511
5.35%, 02/11/2049	206,000	260,159
3.50%, 02/14/2050	200,000	205,135
Jamaica Government International Bond (Jamaica),
8.00%, 03/15/2039	200,000	224,861
7.88%, 07/28/2045	200,000	223,002
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	190,164
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	216,193
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	216,375
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	7,578,000	6,996,442
6.00%, 08/01/2029(b)	200,000	167,608
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	210,377
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	400,000	443,122
Peruvian Government International Bond (Peru),
2.39%, 01/23/2026	3,865,000	4,004,140
2.84%, 06/20/2030	85,000	90,190
Philippine Government International Bond (Philippines), 3.95%, 01/20/2040	200,000	233,999
Qatar Government International Bond (Qatar),
3.40%, 04/16/2025(b)	2,415,000	2,582,236
4.50%, 04/23/2028(b)	200,000	231,705
4.00%, 03/14/2029(b)	329,000	371,778
3.75%, 04/16/2030(b)	4,445,000	4,955,908
5.10%, 04/23/2048(b)	230,000	300,861
4.82%, 03/14/2049(b)	329,000	414,824
4.40%, 04/16/2050(b)	3,465,000	4,127,265
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	274,860
5.75%, 09/30/2049	200,000	164,067
Russian Foreign Bond (Russia), 5.25%, 06/23/2047(b)	200,000	269,900
	Principal Amount	Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(b)	$415,000	$473,253
3.75%, 01/21/2055(b)	14,865,000	14,679,187
Slovenia Government International Bond (Slovenia), 5.25%, 02/18/2024	300,000	342,329
		74,537,092
Specialized Finance–0.39%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	14,040,000	15,360,245
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,642,000	2,333,982
		17,694,227
Specialized REITs–0.28%
Crown Castle International Corp.,
3.80%, 02/15/2028	205,000	227,522
4.15%, 07/01/2050	2,780,000	3,220,854
Equinix, Inc., 3.20%, 11/18/2029	850,000	916,725
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	2,497,000	2,510,496
Weyerhaeuser Co., 4.00%, 04/15/2030	5,567,000	6,132,762
		13,008,359
Specialty Chemicals–0.20%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	10,335,000	9,298,244
Steel–0.31%
POSCO (South Korea),
4.00%, 08/01/2023(b)	228,000	245,331
2.50%, 01/17/2025(b)	13,450,000	13,842,399
		14,087,730
Systems Software–0.35%
Microsoft Corp., 4.25%, 02/06/2047	245,000	332,627
Oracle Corp., 3.60%, 04/01/2050	14,115,000	15,798,625
		16,131,252
Technology Distributors–0.01%
Avnet, Inc., 4.63%, 04/15/2026	465,000	519,611
Technology Hardware, Storage & Peripherals–1.15%
Apple, Inc.,
2.05%, 09/11/2026	8,153,000	8,719,844
4.25%, 02/09/2047	255,000	332,894
2.65%, 05/11/2050	10,036,000	10,347,227
Dell International LLC/EMC Corp.,
4.42%, 06/15/2021(b)	7,273,000	7,410,784
5.85%, 07/15/2025(b)	2,725,000	3,054,019
6.02%, 06/15/2026(b)	5,145,000	5,818,435
4.90%, 10/01/2026(b)	4,403,000	4,764,212
8.35%, 07/15/2046(b)	8,161,000	10,369,547
NCR Corp., 8.13%, 04/15/2025(b)	1,790,000	1,935,438
		52,752,400
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Thrifts & Mortgage Finance–0.13%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(d)	$335,000	$345,488
Radian Group, Inc., 6.63%, 03/15/2025	5,149,000	5,254,555
ZAR Sovereign Capital Fund Pty. Ltd. (South Africa), 3.90%, 06/24/2020	200,000	200,332
		5,800,375
Tobacco–0.23%
Altria Group, Inc., 4.40%, 02/14/2026	3,555,000	4,078,129
Philip Morris International, Inc., 1.50%, 05/01/2025	6,129,000	6,259,934
		10,338,063
Trading Companies & Distributors–0.44%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(d)	17,106,000	12,773,905
Air Lease Corp., 3.63%, 12/01/2027	340,000	301,944
BOC Aviation Ltd. (Singapore), 2.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(d)	7,204,000	6,914,976
		19,990,825
Trucking–0.99%
Aviation Capital Group LLC,
1.43%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	4,679,000	4,338,093
4.13%, 08/01/2025(b)	4,991,000	3,699,198
3.50%, 11/01/2027(b)	8,851,000	6,137,417
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	5,963,000	5,939,804
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	500,000	527,379
4.00%, 07/15/2025(b)	6,618,000	7,098,027
Ryder System, Inc.,
4.63%, 06/01/2025	8,004,000	8,694,189
3.35%, 09/01/2025	7,991,000	8,154,946
2.90%, 12/01/2026	808,000	812,661
		45,401,714
Wireless Telecommunication Services–1.82%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026	200,000	220,500
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025	200,000	205,009
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	130,000	85,150
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	124,000	6,820
Empresa Nacional de Telecomunicaciones S.A. (Chile), 4.88%, 10/30/2024	700,000	731,512
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	6,124,000	5,929,410
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	$325,000	$264,844
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	10,158,000	10,218,288
4.74%, 03/20/2025(b)	26,786,000	28,490,795
5.15%, 03/20/2028(b)	27,361,000	30,615,317
T-Mobile USA, Inc., 6.38%, 03/01/2025	260,000	268,818
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	6,218,000	6,448,657
		83,485,120
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,520,285,596)		2,568,702,701

Asset-Backed Securities–26.25%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 3.90%, 02/25/2035(g)	981,703	959,405
Series 2005-1, Class 4A1, 3.91%, 05/25/2035(g)	899,539	872,286
ALM VII Ltd., Series 2012-7A, Class A1A2, 2.39% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(d)	5,638,500	5,562,711
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(g)	3,332,616	3,358,034
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	5,803,626	5,828,379
Angel Oak Mortgage Trust I LLC,
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(g)	6,216,037	6,279,065
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	5,675,271	5,765,458
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	15,960,162	16,192,220
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	1,193,827	1,191,113
Apex Credit CLO Ltd., Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	8,504,381	8,510,879
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, 1.59% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(d)	23,491,000	23,118,595
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(g)	4,394,000	4,607,913
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 4.03%, 08/25/2033(g)	124,391	117,343
Series 2004-10, Class 21A1, 4.11%, 01/25/2035(g)	451,022	418,238
Series 2006-1, Class A1, 3.84%, 02/25/2036(d)	397,602	389,958
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 3.71%, 11/25/2034(g)	1,512,252	1,411,593
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Benchmark Mortgage Trust,
Series 2019-B11, Class D, 3.00%, 05/15/2052(b)	$5,242,000	$3,230,035
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	18,028,448
Series 2019-B14, Class C, 3.78%, 12/15/2062(d)	14,875,350	13,202,135
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	12,178,275
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	10,077,996	8,175,971
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.74%, 12/15/2047(b)(g)	5,000,000	5,096,697
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 0.97% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	11,493,290	11,292,702
Series 2017-BIOC, Class B, 1.15% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(d)	3,882,559	3,770,666
Series 2017-BIOC, Class C, 1.23% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	15,643,517	15,094,973
Series 2017-BIOC, Class D, 1.78% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	4,543,051	4,381,312
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,731,578
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	20,635,436	21,055,408
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	2,088,912	2,063,160
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(g)	8,234,028	8,187,572
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	3,664,004	3,555,574
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,212,323
Series 2013-GC11, Class D, 4.42%, 04/10/2023(b)(g)	752,554	666,227
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,309,817
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	11,081,770	11,049,440
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 3.41%, 08/25/2034(g)	283,266	265,109
COLT Mortgage Loan Trust,
Class 2020-1, Class A2, 2.69%, 02/25/2050(b)(g)	6,832,860	6,819,120
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	13,206,602	13,331,877
Principal Amount		Value

Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	$274,979	$270,094
Series 2015-CR25, Class B, 4.54%, 08/10/2048(g)	5,267,000	5,328,338
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	4,595,000	4,563,340
Series 2016-GCT, Class C, 3.46%, 08/10/2029(b)(g)	2,115,000	2,075,940
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	282,453	219,595
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4, 3.72%, 08/15/2048	1,125,283	1,217,725
Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	23,410,963
CSFB Mortgage-Backed Pass Through Ctfs., Series 2004-AR5, Class 3A1, 3.84%, 06/25/2034(g)	1,104,663	1,084,471
CSWF, Series 2018-TOP, Class B, 1.48% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	10,255,200	9,608,092
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,133,425	10,368,004
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,704,113	10,869,915
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.69%, 11/10/2046(b)(g)	638,333	608,921
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(g)	400,309	398,796
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(g)	432,872	431,344
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(g)	2,899,555	2,922,069
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(g)	805,528	811,597
Series 2018-1A, Class A1, 2.98%, 12/25/2057(b)(g)	5,056,977	5,094,602
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	7,890,286	7,916,024
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.66%, 06/27/2037(b)(g)	5,775,914	5,499,039
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	19,265,190	19,385,790
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	7,360,000	7,355,171
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,306,886
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(g)	12,028,675	12,002,642
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 11/25/2020	$51,086	$52,131
Galton Funding Mortgage Trust,
Series 2018-1, Class A43, 3.50%, 11/25/2057(b)(g)	2,825,671	2,854,358
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	9,480,155	9,667,948
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)(h)	13,085,039	13,429,592
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(g)	7,004,780	6,996,038
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.75%, 04/19/2036(g)	605,419	511,117
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 2.29% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(d)	16,228,000	15,877,173
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 2.33% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(d)	20,000,000	19,582,394
Golub Capital Partners CLO 41B Ltd., Series 2019-41A, Class A, 2.51% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(d)	30,760,000	30,529,755
GS Mortgage Securities Trust,
Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	477,624	479,549
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	9,028,892
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	9,093,427
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.66%, 09/25/2035(g)	195,100	187,246
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, 0.62% (1 mo. USD LIBOR + 0.45%), 06/20/2035(d)	21,131	19,436
Hertz Vehicle Financing II L.P.,
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	8,320,000	8,051,702
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	11,984,460	11,460,491
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	15,500,000	14,730,081
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	9,500,000	9,044,002
Home Partners of America Trust,
Series 2018-1, Class A, 1.08% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(d)	5,359,171	5,280,994
Series 2018-1, Class B, 1.28% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(d)	7,990,000	7,654,132
Series 2018-1, Class C, 1.43% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(d)	3,610,000	3,476,475
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	12,106,980	12,246,148
Principal Amount		Value

Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.43%, 11/15/2039(b)	$13,195,238	$11,089,422
ICG US CLO Ltd., Series 2016-1A, Class A1R, 1.98% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(d)	11,399,000	11,207,685
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 0.88% (1 mo. USD LIBOR + 0.70%), 01/15/2033(b)(d)	15,995,000	15,166,182
Series 2018-STAY, Class B, 1.23% (1 mo. USD LIBOR + 1.05%), 01/15/2033(b)(d)	8,640,000	8,021,488
Invitation Homes Trust,
Series 2017-SFR2, Class A, 1.03% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(d)	5,625,517	5,547,532
Series 2017-SFR2, Class B, 1.33% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(d)	3,221,000	3,147,318
Series 2017-SFR2, Class C, 1.63% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	6,188,000	6,050,236
Series 2017-SFR2, Class D, 1.98% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(d)	4,699,105	4,520,773
Series 2018-SFR1, Class A, 0.88% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(d)	28,749,883	27,980,697
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	16,658,531	16,358,679
Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	9,044,250	8,193,958
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	15,073,776	12,753,273
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(g)	5,000,000	5,040,517
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 3.40%, 06/25/2035(g)	429,603	424,202
Series 2005-A3, Class 6A5, 3.84%, 06/25/2035(g)	586,385	570,417
Series 2005-A5, Class 1A2, 3.87%, 08/25/2035(d)	349,166	332,754
Series 2007-A4, Class 3A1, 3.42%, 06/25/2037(g)	706,364	668,866
Series 20153, Class B2, 3.66%, 05/25/2045(b)(g)	8,885,308	8,880,751
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.89%, 01/15/2047(g)	12,750,000	12,533,986
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,174,592
Series 2016-C1, Class B, 4.74%, 03/15/2049(g)	5,083,000	5,183,252
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	210,880	203,260
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(b)	11,218,670	6,722,965
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(g)	$11,633,000	$11,815,731
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(d)	754,716	717,634
Series 2005-A5, Class A9, 3.86%, 06/25/2035(g)	884,870	858,338
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(g)	3,350,000	3,371,791
Series 2017-CLS, Class A, 0.88% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	18,372,000	17,839,127
Series 2017-CLS, Class B, 1.03% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	9,024,000	8,739,287
Series 2017-CLS, Class C, 1.18% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	6,124,000	5,902,717
Morgan Stanley Capital I Trust ,
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	19,977,461
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,979,885
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	11,274,383	10,909,790
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	9,773,770	9,669,830
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(g)	6,250,000	6,068,274
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.16% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	10,478,000	10,297,684
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	9,467,467	9,279,464
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(g)	13,186,123	12,906,351
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	5,739,102	5,933,552
OCP CLO Ltd., Series 2014-7A, Class A1RR, 2.26% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)	17,619,000	17,188,342
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.40% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	10,543,683	10,345,989
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	22,432,074
PPM CLO 3 Ltd. (Cayman Islands),
Series 2019-3A, Class A, 2.53% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(d)	9,626,000	9,511,415
Series 2019-3A, Class B, 3.08% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(d)	6,789,000	6,643,504
Principal Amount		Value

Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$14,115,000	$13,960,288
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.71% (1 mo. USD LIBOR + 0.54%), 08/25/2031(d)	143,006	120,728
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class AR2, 1.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	11,919,886	11,640,512
Series 2013-8A, Class BR2, 1.88% (3 mo. USD LIBOR + 1.50%), 02/20/2030(b)(d)	11,975,000	11,314,827
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	5,347,591	5,360,254
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	5,393,883	5,330,080
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	1,204,262	1,216,094
Series 2013-4, Class A3, 1.55%, 04/25/2043(g)	837,360	837,150
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	998,967	1,027,989
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	1,665,745	1,702,453
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,406,425	8,776,029
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 0.71% (1 mo. USD LIBOR + 0.54%), 05/25/2035(d)	41,645	34,432
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	7,963,302	7,963,483
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.13% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	16,580,000	16,207,137
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 3.82%, 09/25/2034(g)	598,866	593,865
Series 2004-8, Class 3A, 3.89%, 07/25/2034(g)	1,114,574	1,109,919
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	189,287	185,908
Symphony CLO XXII Ltd., Series 2020-22A, Class B, 3.01% (3 mo. USD LIBOR + 1.70%), 04/18/2033(b)(d)	4,250,000	4,165,525
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 2.14% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(d)	16,923,000	16,567,507
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 1.49% (1 mo. USD LIBOR + 0.50%), 12/25/2033(d)	$436,001	$418,865
Series 2005-1, Class A3, 3.65%, 04/25/2045(g)	838,605	791,494
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class B, 5.07%, 09/15/2038(b)(g)(h)	7,784,821	4,632,669
TICP CLO XV Ltd. (Cayman Islands),
Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	9,701,000	9,531,233
Series 2020-15A, Class B, 3.34% (3 mo. USD LIBOR + 1.70%), 04/20/2033(b)(d)	3,994,000	3,720,227
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	3,656,827	3,713,653
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	8,862,567	8,871,731
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	18,643,107
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	261,646	268,319
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	544,072
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.05%, 01/10/2045(b)(g)	4,500,000	3,636,512
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(g)	3,912,138	3,988,004
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(g)	12,852,066	12,992,133
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(g)	4,975,500	5,015,356
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	16,189,344	16,275,199
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(g)	3,561,752	3,580,173
WaMu Mortgage Pass Through Trust, Series 2007-HY2, Class 2A2, 4.02%, 11/25/2036(g)	477,711	425,018
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.73%, 08/25/2035(g)	230,947	222,825
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,996,875	10,920,117
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,431,250	5,244,089
	Principal Amount	Value

WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, 5.66%, 11/15/2044(b)(g)	$5,000,000	$5,056,991
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	5,838,125
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(g)	568,832	461,423
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,556,097
Series 2013-C15, Class B, 4.49%, 08/15/2046(g)	3,800,000	2,921,417
Series 2013-C16, Class B, 5.03%, 09/15/2046(g)	3,127,000	2,868,549
Total Asset-Backed Securities (Cost $1,238,852,855)		1,205,696,671
U.S. Government Sponsored Agency Mortgage-Backed Securities–15.65%
Collateralized Mortgage Obligations–1.41%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033	6,440	1,123
6.00%, 07/25/2033	5,142	1,071
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series K038, Class X1, IO, 1.13%, 03/25/2024(g)	23,626,847	835,329
Series K730, Class AM, IO, 3.59%, 01/25/2025(g)	7,859,000	8,664,136
Series K062, Class A1, 3.03%, 09/25/2026	8,871,901	9,619,815
Series K083, Class AM, 4.03%, 10/25/2028(g)	4,736,000	5,701,192
Series K085, Class AM, 4.06%, 10/25/2028(g)	4,736,000	5,716,489
Series K089, Class AM, 3.63%, 01/25/2029(g)	8,018,000	9,474,946
Series K088, Class AM, 3.76%, 01/25/2029(g)	18,944,000	22,599,377
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	2,033,283	2,057,999
		64,671,477
Federal Home Loan Mortgage Corp. (FHLMC)–0.75%
7.00%, 07/01/2022 to 10/01/2034	637,638	735,959
3.50%, 08/01/2026	440,596	466,007
6.00%, 03/01/2029 to 02/01/2034	270,224	301,907
7.50%, 05/01/2030 to 05/01/2035	481,565	561,407
8.50%, 08/01/2031	31,858	39,279
3.00%, 02/01/2032	2,064,020	2,207,314
6.50%, 07/01/2032 to 09/01/2036	222,436	252,721
8.00%, 08/01/2032	26,372	31,511
5.50%, 01/01/2034 to 07/01/2040	1,459,306	1,649,523
5.00%, 07/01/2034 to 06/01/2040	2,121,272	2,436,852
4.50%, 02/01/2040 to 10/01/2046	22,858,261	25,644,173
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
ARM, 4.03%, (1 yr. USD LIBOR + 2.00%), 12/01/2036(d)	$61,272	$65,436
4.09%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(d)	14,308	15,331
4.48%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(d)	71,743	75,620
		34,483,040
Federal National Mortgage Association (FNMA)–11.94%
5.50%, 03/01/2021 to 06/01/2040	1,408,268	1,638,655
7.50%, 03/01/2021 to 08/01/2037	595,365	711,518
6.00%, 03/01/2022 to 10/01/2039	16,422	18,277
6.50%, 07/01/2028 to 01/01/2037	90,546	102,818
7.00%, 07/01/2029 to 02/01/2034	431,885	502,853
9.50%, 04/01/2030	5,365	6,088
3.50%, 12/01/2030 to 05/01/2047	66,865,273	72,234,792
8.50%, 10/01/2032	50,122	61,402
8.00%, 04/01/2033	50,281	61,915
5.00%, 12/01/2039	518,240	595,846
3.00%, 08/01/2043	3,406,856	3,671,789
4.50%, 10/01/2048 to 12/01/2048	45,480,322	49,146,409
4.00%, 12/01/2048	54,189,411	59,434,468
ARM, 3.64%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(d)	127,345	133,335
3.68%, (1 yr. USD LIBOR + 1.67%), 01/01/2037(d)	56,641	59,760
3.70%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(d)	36,131	38,141
TBA, 2.50%, 06/01/2035 to 07/01/2050(i)	220,820,000	230,090,644
3.00%, 06/01/2035 to 06/01/2050(i)	123,300,000	129,785,797
		548,294,507
Government National Mortgage Association (GNMA)–1.55%
7.50%, 06/15/2023 to 05/15/2032	8,850	9,167
9.00%, 09/15/2024	4,514	4,537
8.50%, 02/15/2025	3,977	3,996
8.00%, 08/15/2025 to 09/15/2026	19,059	19,769
6.56%, 01/15/2027	102,003	113,490
7.00%, 10/15/2028 to 09/15/2032	168,344	192,152
6.00%, 11/15/2028 to 02/15/2033	50,507	57,500
6.50%, 01/15/2029 to 09/15/2034	78,145	87,146
5.50%, 06/15/2035	50,428	58,824
5.00%, 07/15/2035 to 08/15/2035	52,386	57,799
4.00%, 03/20/2048	7,639,854	8,217,014
	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
ARM, 3.00%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(d)	$17,755	$18,324
3.88%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025 to 06/20/2025(d)	10,744	10,995
TBA, 3.00%, 06/01/2050(i)	59,000,000	62,452,422
		71,303,135
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $697,247,198)		718,752,159
U.S. Treasury Securities–5.06%
U.S. Treasury Bills–0.22%
0.15% - 0.40%, 09/03/2020(j)(k)	9,995,000	9,991,158
U.S. Treasury Bonds–1.20%
2.00%, 02/15/2050	48,233,100	55,156,246
U.S. Treasury Notes–3.64%
0.13%, 05/15/2023	6,084,900	6,072,897
0.38%, 04/30/2025	69,189,100	69,433,694
0.25%, 05/31/2025	2,286,000	2,280,508
0.50%, 04/30/2027	15,837,600	15,847,808
0.63%, 05/15/2030	73,852,500	73,654,887
		167,289,794
Total U.S. Treasury Securities (Cost $231,658,744)		232,437,198

Agency Credit Risk Transfer Notes–1.11%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04, Class 2M2, 3.34% (1 mo. USD LIBOR + 2.85%), 11/25/2029(d)	10,939,055	10,849,757
Series 2018-C05, Class 1M2, 2.84% (1 mo. USD LIBOR + 2.35%), 01/25/2031(d)	4,726,812	4,628,438
Series 2019-R03, Class 1M2, 2.32% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(d)	7,861,710	7,754,786
Series 2019-R06, Class 2M2, 2.27% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(d)	9,662,000	9,517,348
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 4.29% (1 mo. USD LIBOR + 3.80%), 03/25/2029(d)	3,000,000	3,132,892
Series 2016-HQA4, Class M3, STACR®, 4.39% (1 mo. USD LIBOR + 3.90%), 04/25/2029(d)	5,924,000	6,104,990
Series 2017-HQA2, Class M2, STACR®, 3.14% (1 mo. USD LIBOR + 2.65%), 12/25/2029(d)	8,883,896	8,987,943
Total Agency Credit Risk Transfer Notes (Cost $51,979,973)		50,976,154
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Shares		Value
Preferred Stocks–1.00%
Diversified Banks–0.84%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.		1,100	$1,500,950
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		27,407	36,999,450
			38,500,400
Investment Banking & Brokerage–0.15%
Morgan Stanley, 6.88%, Series F, Pfd.		249,737	6,780,359
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		24,592	649,229
Total Preferred Stocks (Cost $44,018,460)			45,929,988
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.97%(l)
Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,303,823
Diversified Banks–0.06%
HSBC Holdings PLC (United Kingdom), 3.20%, 12/05/2023	CAD	3,598,000	2,709,770
Electric Utilities–0.20%
PT Perusahaan Listrik Negara (Indonesia), 1.88%, 11/05/2031(b)	EUR	9,315,000	9,114,815
Integrated Telecommunication Services–0.30%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	3,642,869
AT&T, Inc., Series B, 2.88%(d)(e)	EUR	9,700,000	10,132,207
			13,775,076
Movies & Entertainment–0.17%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	6,750,000	7,904,946
Sovereign Debt–0.15%
Latvia Government International Bond (Latvia), 1.88%, 02/19/2049	EUR	100,000	144,985
Mexico Government International Bond (Mexico), 2.88%, 04/08/2039	EUR	100,000	104,816
Saudi Government International Bond (Saudi Arabia), 2.00%, 07/09/2039(b)	EUR	100,000	104,845
Serbia International Bond (Serbia), 1.50%, 06/26/2029	EUR	105,000	109,708
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	285,000	297,778
Ukraine Government International Bond (Ukraine), 6.75%, 06/20/2026(b)	EUR	385,000	414,548
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	6,000,000	5,476,587
			6,653,267
	Principal Amount		Value
Steel–0.00%
Vale S.A. (Brazil), 3.75%, 01/10/2023	EUR	150,000	$169,751
Technology Hardware, Storage & Peripherals–0.06%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,739,116
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,430,498)			44,370,564
Variable Rate Senior Loan Interests–0.46%
Diversified REITs–0.46%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $21,513,469)(m)(n)		$28,765,660	20,892,370

Municipal Obligations–0.23%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057		539,000	755,101
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052		9,675,000	9,877,014
Total Municipal Obligations (Cost $10,214,000)			10,632,115
	Shares
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(m)(o)		14,555	0
Paper Packaging–0.00%
Westrock Co.		65	1,824
Specialty Chemicals–0.00%
Ingevity Corp.(o)		10	527
Total Common Stocks & Other Equity Interests (Cost $15,547)			2,351
Money Market Funds–2.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(p)(q)		43,841,084	43,841,084
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(p)(q)		31,294,767	31,322,933
Invesco Treasury Portfolio, Institutional Class, 0.08%(p)(q)		50,104,096	50,104,096
Total Money Market Funds (Cost $125,264,640)			125,268,113
Options Purchased–0.17%
(Cost $9,621,116)(r)			7,836,890
TOTAL INVESTMENTS IN SECURITIES–109.56% (Cost $4,997,102,096)			5,031,497,274
OTHER ASSETS LESS LIABILITIES—(9.56)%			(439,125,660)
NET ASSETS–100.00%			$4,592,371,614
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $2,037,779,041, which represented 44.49% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Non-income producing security.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,332,938	$470,910,684	$(484,402,538)	$-	$-	$43,841,084	$539,848
Invesco Liquid Assets Portfolio, Institutional Class	40,963,015	342,701,518	(352,321,382)	(5,474)	(14,744)	31,322,933	437,417
Invesco Treasury Portfolio, Institutional Class	65,523,358	538,183,640	(553,602,902)	-	-	50,104,096	605,033
Total	$163,819,311	$1,351,795,842	$(1,390,326,822)	$(5,474)	$(14,744)	$125,268,113	$1,582,298

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(r)	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Amazon.com, Inc.	Call	06/18/2021	4	$ 2,780.00		$ 1,112,000	$78,300
Apple, Inc.	Call	06/18/2021	94	330.00		3,102,000	324,300
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	60	126.00		756,000	56,700
Microsoft Corp.	Call	03/19/2021	65	190.00		1,235,000	108,875
UnitedHealth Group, Inc.	Call	01/15/2021	24	290.00		696,000	94,440
Total Open Exchange-Traded Equity Options Purchased			247				$662,615

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	06/18/2021	302	$3,125.00		$94,375,000	$7,021,500

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus BRL	Call	Morgan Stanley & Co International PLC	06/16/2020	USD	6.33	USD	225,000,000	$ 152,775
Total Options Purchased (Cost $9,621,116)								$7,836,890

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	60	$ 126.00	$ (68,216)		$756,000	$(56,700)	$11,516
UnitedHealth Group, Inc.	Call	01/15/2021	7	300.00	(7,014)		210,000	(23,293)	(16,279)
Total Exchange-Traded Equity Options Written						$(75,230)			$(79,993)	$ (4,763)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	06/18/2021	100	$ 3,250.00	$ (608,277)		$32,500,000	$(1,666,000)	$ (1,057,723)
S&P 500 Index	Call	06/18/2021	100	3,150.00	(585,972)		31,500,000	(2,186,000)	(1,600,028)
S&P 500 Index	Call	01/15/2021	16	3,200.00	(23,151)		5,120,000	(235,760)	(212,609)
Total Exchange-Traded Equity Options Written						$(1,217,400)			$(4,087,760)	$(2,870,360)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
Currency Risk
USD versus BRL	Call	Morgan Stanley & Co International PLC	06/16/2020	USD	6.77	$(1,036,350)	USD	(225,000,000)	$(48,600)	$987,750

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Ultra Bonds	159	September-2020	$34,666,969	$72,930	$72,930
U.S. Treasury Long Bonds	1,217	September-2020	217,082,375	1,290,422	1,290,422
U.S. Treasury 2 Year Notes	5,027	September-2020	1,110,181,531	422,107	422,107
U.S. Treasury 5 Year Notes	1,713	September-2020	215,195,625	142,524	142,524
Subtotal—Long Futures Contracts				1,927,983	1,927,983
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	3,423	September-2020	(476,010,937)	(756,038)	(756,038)
U.S. Treasury 10 Year Ultra Notes	2,280	September-2020	(358,708,125)	(1,144,834)	(1,144,834)
Subtotal—Short Futures Contracts				(1,900,872)	(1,900,872)
Total Futures Contracts				$27,111	$27,111

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/09/2020	Morgan Stanley	EUR	26,605,000	USD	29,754,341	$217,459
Currency Risk
08/28/2020	Citibank, N.A.	EUR	10,883,000	USD	11,982,945	(119,826)
08/28/2020	Goldman Sachs & Co.	CAD	53,014,000	USD	38,355,490	(148,940)
Subtotal—Depreciation						(268,766)
Total Forward Foreign Currency Contracts						$(51,307)

Abbreviations:
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
SPDR	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,568,702,701	$—	$2,568,702,701
Asset-Backed Securities	—	1,205,696,671	—	1,205,696,671
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	718,752,159	—	718,752,159
U.S. Treasury Securities	—	232,437,198	—	232,437,198
Agency Credit Risk Transfer Notes	—	50,976,154	—	50,976,154
Preferred Stocks	45,929,988	—	—	45,929,988
Non-U.S. Dollar Denominated Bonds & Notes	—	44,370,564	—	44,370,564
Variable Rate Senior Loan Interests	—	—	20,892,370	20,892,370
Municipal Obligations	—	10,632,115	—	10,632,115
Common Stocks & Other Equity Interests	2,351	—	0	2,351
Money Market Funds	125,268,113	—	—	125,268,113
Options Purchased	7,684,115	152,775	—	7,836,890
Total Investments in Securities	178,884,567	4,831,720,337	20,892,370	5,031,497,274
Other Investments - Assets*
Investments Matured	—	47,856	—	47,856
Futures Contracts	1,927,983	—	—	1,927,983
Forward Foreign Currency Contracts	—	217,459	—	217,459
	1,927,983	265,315	—	2,193,298
Other Investments - Liabilities*
Futures Contracts	(1,900,872)	—	—	(1,900,872)
Forward Foreign Currency Contracts	—	(268,766)	—	(268,766)
Options Written	(4,167,753)	(48,600)	—	(4,216,353)
	(6,068,625)	(317,366)	—	(6,385,991)
Total Other Investments	(4,140,642)	(52,051)	—	(4,192,693)
Total Investments	$174,743,925	$4,831,668,286	$20,892,370	$5,027,304,581

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Core Plus Bond Fund